Long Term Receivable (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 15, 2024	Nov. 19, 2022	Oct. 19, 2022	Dec. 31, 2023
Long Term Receivable [Line Items]
Prepayment for construction		$ 20,000
Stock purchase amount		$ 10,000,000
Promissory note in percentage				5.00%
Principal amount				$ 10,000,000
Long term receivable				The Note is payable in four installments, on the following dates and in the following amounts: (a) $1,000,000, together with an accrued interest, is payable on or before November 19, 2022; (b) $2,000,000, together with an accrued interest, is payable on or before April 19, 2023; (c) $3,000,000, together with an accrued interest, is payable on or before April 19, 2024, and (d) the remaining $4,000,000, together with an accrued interest, is payable on or before October 19, 2024.
Purchase consideration			$ 10,000,000
Event After Reporting Period [Member]
Long Term Receivable [Line Items]
Receivable balance	$ 7,000,000
Purchase consideration	7,000,000
Software appraised	$ 7,220,000